Related Party Transactions (Details)												6 Months Ended			12 Months Ended
	Apr. 24, 2024 USD ($)	Apr. 10, 2024 USD ($)	Apr. 04, 2024 USD ($)	Oct. 13, 2023 USD ($)	Sep. 27, 2023 USD ($)	Aug. 18, 2023 USD ($)	Feb. 05, 2023 USD ($) shares	Jan. 26, 2023 USD ($)	Jan. 17, 2023 USD ($)	Jan. 17, 2023 GBP (£)	Nov. 14, 2022 GBP (£)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 CAD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($) shares	May 01, 2025	Apr. 02, 2025	Feb. 14, 2025	Jan. 24, 2025	Nov. 21, 2024 USD ($)	Mar. 04, 2024 shares	Oct. 13, 2023 NIO (C$)	Sep. 27, 2023 NIO (C$)	Sep. 19, 2023 shares	Aug. 18, 2023 NIO (C$)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Nov. 14, 2022 USD ($)	Nov. 14, 2022 GBP (£)	Oct. 20, 2022 USD ($)
Related Party Transactions [Line Items]
Balances payable to related parties												$ 317,784			$ 302,232
Received a loan																														$ 30,224	£ 25,000	$ 3,000,000
Bear interest amount (in Pounds) | £											£ 200
Matured date									Feb. 01, 2023	Feb. 01, 2023	Jan. 31, 2023
Late fee amount (in Pounds) | £											£ 200
Interest rate				18.00%					1.00%	1.00%		1.00%						20.00%	20.00%	20.00%	20.00%			18.00%
Business development and strategic amount							$ 650,000
Issuance of RSU							562
Common shares (in Shares) | shares							562
Other payables															350,395
Settlement of outstanding debt			$ 136,757
Issuance of shares (in Shares) | shares												175,222											1,471			3,519
Aggregate principal amount												$ 756,917.28					$ 1,192,953
Agreed payment	$ 50,000
Accrued amount															15,969	$ 21,875
Additional Paid amount												155,603	$ 219,280
Loan balance															15,219
Loan agreement amount												1,000,000
Accrued interest received												38,116			6,446
Common Shares [Member]
Related Party Transactions [Line Items]
Common shares (in Shares) | shares							645
Unsecured Debenture [Member]
Related Party Transactions [Line Items]
Interest rate																	7.00%
Director [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management												317,784			244,933
J Dhaliwal [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management												8,000			8,000
G Deol [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management												2,307			2,192
K Field [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management												32,000			72,000
D Jenkins [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management												213,644			160,241
C Cooper [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management												40,500			2,500
U Chaudhry [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management												21,333
Mr. Sidhu [Member]
Related Party Transactions [Line Items]
Debt settlement agreement		$ 353,159	$ 487,295
Halo Note [Member]
Related Party Transactions [Line Items]
Interest rate															7.00%
Other payables															$ 39,170
Principal amount															44,954
Mr. Harvinder Singh [Member]
Related Party Transactions [Line Items]
Debt settlement agreement															48,592
Related Parties [Member]
Related Party Transactions [Line Items]
Received a loan																												$ 30,224	€ 25,000
Balance receivable															368,172
First Towers & Fiber Corp., [Member]
Related Party Transactions [Line Items]
Interest rate												2.00%
Aggregate principal amount												$ 4,153,078
Loan												350,000
Loan agreement amount												423,000
Accrued interest received												38,116
B.C. Ltd [Member]
Related Party Transactions [Line Items]
Accrued interest remains outstanding															$ 352,953
RSUs [Member]
Related Party Transactions [Line Items]
Issuance of RSU							645
Unsecured Debenture [Member]
Related Party Transactions [Line Items]
Additional loan									$ 48,666	£ 45,000
Interest rate									0.75%	0.75%
Unsecured Debenture [Member] | Halo Note [Member]
Related Party Transactions [Line Items]
Principal amount								$ 328,000
Loan [Member]
Related Party Transactions [Line Items]
Received a loan						$ (17,714)																					C$ 24,000
Interest rate						18.00%																					18.00%
Maturity period						12 months
Interest expenses												1,067		1,581
Loan [Member] | First Towers & Fiber Corp., [Member]
Related Party Transactions [Line Items]
Loan																						$ 350,000
Loan One [Member]
Related Party Transactions [Line Items]
Received a loan					$ (2,219)																				C$ 3,000
Interest rate					18.00%																				18.00%
Maturity period					12 months
Interest expenses												133		198
Loan Two [Member]
Related Party Transactions [Line Items]
Received a loan				$ (29,258)																				C$ 40,000
Maturity period				12 months
Interest expenses												$ 1,778		$ 2,636
Promissory Note [Member]
Related Party Transactions [Line Items]
Matured date								Jun. 25, 2023
Interest rate								7.00%
Issuance of shares (in Shares) | shares																	2,328